Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Subtotal	$ 48,149,730	$ 34,137,332
Construction in progress ("CIP")	3,530	11,281,422
Less: accumulated depreciation	(6,771,037)	(5,585,474)
Property and equipment, net	41,382,223	39,833,280
Property and buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	42,066,001	28,336,864
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	4,210,500	4,041,418
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	979,549	925,945
Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 893,680	$ 833,105